Short Term Debt - Schedule of Short Term Debt (Details) (Parenthetical) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Interest paid on outstanding balance, percentage			13.50%
Asa Portfolio Private Limited [Member]
Debt bear interest percentage	13.50%		13.50%	13.50%
Interest expense on loan	$ 2,310	$ 3,387	$ 13,952	$ 14,154
Yukti Securities Private Limited [Member]
Debt bear interest percentage	13.50%		13.50%	13.50%
Interest expense on loan	$ 94	$ 1,424	$ 5,702	$ 5,709